Shareholders' equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 27, 2014 shares	Mar. 31, 2016 USD ($) Vote $ / shares shares	Mar. 31, 2015 $ / shares shares	Oct. 26, 2014
Shareholders' equity
Number of shares authorized		80,000,000	80,000,000
Number of shares issued		33,188,894	32,851,345
Less: Common stock held in treasury		35,579
Number of shares outstanding		33,153,315	32,851,345
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Class B ordinary shares converted to Class A ordinary shares		2,250,000
Class A ordinary shares
Shareholders' equity
Number of shares authorized		50,000,000
Number of shares issued		21,102,872	18,515,323
Number of votes per ordinary share | Vote		1
Class B ordinary shares
Shareholders' equity
Number of shares authorized		30,000,000
Number of shares issued		12,086,022	14,336,022
Number of votes per ordinary share | Vote		10
IBS Group
Shareholders' equity
Number of shares of reporting entity issued for each share of parent in transaction	0.95
Ownership percentage held by IBS Group	44.20%			68.60%
IBS Group | Class B ordinary shares
Shareholders' equity
Number of shares converted by parent in transaction		8,003,828
SOP III
Shareholders' equity
Increase in treasury related to withholding taxes of instruments granted (in shares)		35,579
Increase in treasury related to withholding taxes of instruments granted | $		$ 2,665